Aug. 14, 2015
Health & Biotchnology Portfolio
Health & Biotechnology Portfolio

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHIX

Supplement dated August 14, 2015 to the Class I Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 39 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 42 is deleted in its entirety.

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHAX

Supplement dated August 14, 2015 to the Class A Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 41 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 43 is deleted in its entirety.

The Saratoga Advantage Trust

Health & Biotechnology Portfolio	SBHCX

Supplement dated August 14, 2015 to the Class C Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 43 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 47 is deleted in its entirety.